Future Minimum Lease Payments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014 Store Warehouse
Future Minimum Payments Receivable [Line Items]
Total Future Minimum Lease Payments	$ 1,798,422	[1]
Stores committed to be opened during Fiscal 2014	13
Warehouses committed to be opened during Fiscal 2014	1
Lease Agreements
Future Minimum Payments Receivable [Line Items]
Total Future Minimum Lease Payments	73,600
New Stores
Future Minimum Payments Receivable [Line Items]
Total Future Minimum Lease Payments	$ 159,300

[1]	Total future minimum lease payments include $73.6 million related to options to extend lease terms that are reasonably assured of being exercised and also includes $151.5 million of minimum lease payments for 12 stores and one warehouse that the Company has committed to open during Fiscal 2014.